Tax - Disclosure of tax charged/(credited) to the consolidated statement of comprehensive income and equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax:
Share-based payments	£ (1)	£ (2)	£ (1)
Deferred tax:
Investments at fair value through other comprehensive income	0	1	(1)
Cash flow hedges, cost of hedging and own credit reserve	36	56	(7)
Remeasurements of pension assets and post-retirement benefit obligations	(23)	(50)	(344)
Share-based payments	2	0	1
Tax charged/(credited) to other comprehensive income and equity	14	5	(352)
Total tax recognised in the statements of comprehensive income from continuing operations	13	7	(352)
Total tax relating to share-based payments recognised directly in equity from continuing operations	£ 1	£ (2)	£ 0